Fair Value and Fair Value Hierarchy of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
14.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The Group’s management is responsible for determining the policies and procedures for the fair value measurement of financial instruments. At each reporting date, management analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by management.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Management has assessed that the carrying amounts of financial assets included in accounts receivable, financial assets included in deposits and other receivables, cash and cash equivalents, pledged bank deposits, accounts payable, financial liabilities included in other payables and accruals and lease liabilities reasonably approximate to their fair values largely due to the short term maturities/no fixed terms of repayment of these instruments or because the effect of discounting not reflected in the carrying amounts of these instruments are not material. The fair values of the non-current portion of deposits and lease liabilities have been calculated and assessed mainly by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities, as appropriate. The changes in fair value as a result of the Group’s own non-performance risk for lease liabilities as at June 30, 2024 and December 31, 2023 were assessed to be insignificant.

The warrant liabilities are initially recognized at fair value and are subsequently remeasured at fair value at the end of each reporting period. The fair value measurement of the warrant liabilities, except for public warrants and sponsor warrants issued upon the Capital Reorganization, are measured using significant unobservable inputs, as further detailed in notes 8 and 9 to the financial statements, and categorised within Level 3 fair value measurement. For public warrants and sponsor warrants issued upon the Capital Reorganization (note 1) that are accounted for as a derivative financial liability and measured at fair value at each reporting date are Level 1 Instruments. During the six months ended June 30, 2024 and 2023, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for financial liabilities. As at June 30, 2024 and December 31, 2023, the Group had no financial instrument measured at fair value which was categorised within Level 1 or Level 2 fair value measurement.

33.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The Group’s management is responsible for determining the policies and procedures for the fair value measurement of financial instruments. At each reporting date, management analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by management.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Management has assessed that the carrying amounts of financial assets included in accounts receivable, financial assets included in deposits and other receivables, cash and cash equivalents, pledged bank deposits, accounts payable, financial liabilities included in other payables and accruals, interest-bearing borrowings and lease liabilities reasonably approximate to their fair values largely due to the short term maturities/no fixed terms of repayment of these instruments or because the effect of discounting not reflected in the carrying amounts of these instruments are not material. The fair values of the non-current portion of deposits, interest-bearing borrowings and lease liabilities have been calculated and assessed mainly by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities, as appropriate. The changes in fair value as a result of the Group’s own non-performance risk for interest-bearing borrowings and lease liabilities as at December 31, 2023 and 2022 were assessed to be insignificant.

The derivative financial instruments and warrant liabilities are initially recognized at fair value and are subsequently remeasured at fair value at the end of each reporting period. The fair value measurement of the derivative financial instruments and warrant liabilities, except for Public Warrants and Sponsor Warrants issued upon the Capital Reorganization, are measured using significant unobservable inputs, as further detailed in notes 20, 21 and 22 to the financial statement, and categorized within Level 3 fair value measurement. For Public Warrants and Sponsor Warrants issued upon the Capital Reorganization (note 22) that are accounted for as a derivative financial liability and measured at fair value at each reporting date are Level 1 Instruments.

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for financial liabilities (2022: Nil). As at December 31, 2023 and 2022, the Group had no financial instrument measured at fair value which was categorized within Level 1 or Level 2 fair value measurement, except for the Public Warrants and Sponsor Warrants.